OTHER RECEIVABLES AND PREPAYMENTS (Tables)	12 Months Ended
Sep. 30, 2013
Prepaid Expenses and Other Current Assets Disclosure [Abstract]
Schedule of Other Current Assets [Table Text Block]
Other receivables and prepayments consisted of the following:

	As of September 30, 2013	As of September 30, 2012
	US$(’000)	US$(’000)
Advances to employees	$205	$449
Deposits on projects	44	560
Prepayment to suppliers	1,856	763
Total	$2,105	$1,772